Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Bunker inventory	$ 77,175	$ 26,500
Bunker inventory on board vessel
Disclosure of detailed information about borrowings [line items]
Bunker inventory	55,700	17,300
Lube oils
Disclosure of detailed information about borrowings [line items]
Bunker inventory	17,500	7,700
Trucks and spare parts to be converted into hydrotrucks for resale
Disclosure of detailed information about borrowings [line items]
Bunker inventory	$ 4,000	$ 9,100